Common Shareholders' Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Final Dividend [Member]
IfrsStatementLineItems [Line Items]
Dividend paid date		Apr. 30, 2024	Apr. 27, 2023	Apr. 28, 2022
Dividend per Share		$ 85.06042	$ 24.80181	$ 200.0000
Year of dividend		2023	2022	2021
Interim Dividend [Member]
IfrsStatementLineItems [Line Items]
Dividend paid date	Nov. 28, 2024	Nov. 29, 2023	Dec. 29, 2022
Dividend per Share	$ 117.5000	$ 86.49907	$ 135.1000
Year of dividend	2024	2023	2022